Cash flows from changes in working capital (Tables)	12 Months Ended
Mar. 31, 2023
Statement of cash flows [abstract]
Disclosure of Cash Flows from Changes in Working Capital

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
Trade receivables	(92,896)	(70,374)	111,033
Other current receivables	(5,841)	4,350	3,450
Prepaid expenses	185	(225)	3,023
Increase / (Decrease) in operating receivables	(98,552)	(66,249)	117,506
Trade payables	44,883	19,950	(89,462)
Other current liabilities	5,277	4,088	(728)
Accrued liabilities	10,302	(4,046)	(6,579)
Increase / (Decrease) in operating payables	60,462	19,992	(96,769)
Cash flows from / (used in) working capital	(38,090)	(46,257)	20,737